Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 10,561	$ 24,752
Equity Security Investment in SGLT	14,990
Total Investment	25,551	24,752
LanzaJet
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 10,561	12,433
SGLT
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 12,319